CAPITAL STRUCTURE (Details Narrative) - USD ($)						1 Months Ended							3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 10, 2017	Apr. 07, 2017	Mar. 01, 2017	Nov. 04, 2016	Oct. 02, 2016	Jul. 21, 2017	May 25, 2017	May 18, 2017	May 16, 2017	Apr. 26, 2017	Apr. 28, 2015	Jan. 31, 2015	May 25, 2017	May 24, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017
Common stock, shares issued																12,825,393		12,587,053	12,563,053
Common stock, shares, outstanding																12,825,393		12,587,053	12,563,053
Common stock shares authorized																300,000,000		300,000,000	300,000,000
Preferred stock shares authorized																100,000,000		100,000,000	100,000,000
Stock options granted																		12,000
Exercise price																		$ 1.00
Common stock vlaue																$ 12,825		$ 12,587	$ 12,563
Proceeds from stock options exercised																		24,000
Frequency of periodic payment												Monthly			Monthly
Stock-based compensation																$ 265,529		$ 16,636	28,352
Stock Option [Member] | Employee [Member]
Common stock shares reserved					16,636
Exercise period					4 years
Stock Option [Member] | Employee [Member] | On January 1, 2017 [Member]
Exercise period																4 years
Hellenic american securities [Member] | Consulting services [Member]
Common stock shares reserved											18,000
Consulting expense																			$ 28,352
Stock issued during period for services											4,500
Compensation periodic payment											$ 1,000
Frequency of periodic payment											Monthly
Former director [Member] | Stock Option [Member]
Shares issued				24,000
Proceeds from stock options exercised				$ 24,000
Private investor [Member] | Subscription Arrangement [Member]
Stock options granted	4,580								790	4,670
Price per share	$ 7.00					$ 5.00			$ 7.00	$ 7.00
Common stock value	$ 32,060					$ 21,500			$ 5,530	$ 32,690
Common Stock Shares Subscribed	4,580					4,300			790	4,670
Stock options granted fair value	$ 2,375								$ 130	$ 1,521
ArKo European Business & Services [Member] | Consulting agreement Four [Member]
Common stock, shares issued							20,000						20,000
Commencing agreement date							May 25, 2017
Consulting agreement period							20 months
Common stock vlaue							$ 154,000						$ 154,000
Price per share							$ 7.70						$ 7.70
Consultant charges							$ 32,874
ArKo European Business & Services [Member] | Consulting agreement Three [Member]
Common stock, shares issued								30,000
Commencing agreement date								May 08, 2017
Consulting agreement period								1 year
Common stock vlaue								$ 219,000
Monthly consultant charges								$ 5,000
ArKo European Business & Services [Member] | Consulting Agreement Two [Member]
Common stock, shares issued							2,000						2,000
Commencing agreement date													May 01, 2017
Consulting agreement period													5 months
Common stock vlaue							$ 14,400						$ 14,400
Price per share							$ 7.20						$ 7.20
ArKo European Business & Services [Member] | Consulting Agreement one [Member]
Common stock, shares issued														2,000
Commencing agreement date														May 01, 2017
Commencing terminating date														Jan. 01, 2018
Consulting agreement period														8 months
Common stock vlaue														$ 14,400
ArKo European Business & Services [Member] | Consulting Agreement [Member]
Restricted shares of common stock			500
Decahedron Ltd [Member] | Stock Purchase Agreement [Member]
Common stock shares reserved																				170,000
Potentially dilutive securities [Member] | Private Placement [Member]
Stock options granted		5,000
Common stock vlaue		$ 35,000
Stock options granted fair value		$ 35,000
Potentially dilutive securities [Member] | Employee [Member]
Stock options granted					12,000
Exercise period					4 years
Exercise price					$ 2.00
Stock options vested					3,000
Potentially dilutive securities [Member] | Employee [Member] | On January 3, 2017 [Member]
Stock options granted																12,000
Exercise period																5 years
Exercise price																$ 2.00
Potentially dilutive securities [Member] | Employee [Member] | On January 1, 2017 [Member]
Stock options granted																25,000
Exercise period																4 years
Exercise price																$ 1.00
Stock options vested																18,750
Potentially dilutive securities [Member] | Employee [Member] | On October 1, 2016 [Member]
Stock options granted																12,000
Exercise period																4 years
Exercise price																$ 2.00
Stock options vested																12,000
Equity issued in merger [Member] | Restricted Stock [Member] | Amplerissimo Ltd [Member] | Exchange agreement [Member]
Common stock, shares issued																10,000,000		100,000,000
Prior to merger [Member]
Common stock, shares issued																2,558,553		2,558,553
Post Merger [Member]
Common stock, shares issued																12,558,553		12,558,553
Common stock, shares, outstanding																12,558,553		12,558,553
Dimitrios Goulielmos [Member] | Restricted Stock [Member] | Amplerissimo Ltd [Member] | Exchange agreement [Member]
Restricted shares of common stock																10,000,000		10,000,000